Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	2020	2019

Short-term bank deposits - denominated in R$	2,370,414	910,080
Short-term bank deposits - denominated in US$	76,576	58,262
	2,446,990	968,342